Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 02, 2013	May 31, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Data [Abstract]
Operating revenues			$ 188,608	$ 204,345	$ 195,655	$ 180,035	$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 768,643	$ 757,760	$ 687,291	$ 660,186	$ 609,897
Operations and maintenance expense			74,106	72,065	70,858	68,311	72,179	71,268	63,571	64,825	285,340	271,843	256,743
Operating income			69,636	87,380	80,665	67,561	72,111	100,535	87,032	61,839	305,242	321,517	280,799
Income from continuing operations			46,730	63,484	53,548	41,231	65,134	50,284	41,780	26,889	204,993	184,087	141,683	116,379	98,440
Income (loss) from discontinued operations			10,802	133	38	5,334	1,421	375	(335)	11,015	16,307	12,476	1,386	7,596	5,913
Net income attributable to common shareholders			$ 57,532	$ 63,617	$ 53,586	$ 46,565	$ 66,555	$ 50,659	$ 41,445	$ 37,904	$ 221,300	$ 196,563	$ 143,069	$ 123,975	$ 104,353
Basic income from continuing operations per common share			$ 0.26	$ 0.36	$ 0.30	$ 0.24	$ 0.37	$ 0.29	$ 0.24	$ 0.16	$ 1.16	$ 1.06	$ 0.82	$ 0.68	$ 0.58
Diluted net income from continuing operations per common share			$ 0.26	$ 0.36	$ 0.30	$ 0.23	$ 0.37	$ 0.29	$ 0.24	$ 0.15	$ 1.16	$ 1.05	$ 0.82	$ 0.68	$ 0.58
Basic income from discontinuing operations, Basic			$ 0.06	$ 0.00	$ 0.00	$ 0.03	$ 0.01	$ 0.00	$ 0.00	$ 0.06	$ 0.09	$ 0.07	$ 0.01	$ 0.04	$ 0.03
Diluted net income from discontinuing operations, Diluted			$ 0.06	$ 0.00	$ 0.00	$ 0.03	$ 0.01	$ 0.00	$ 0.00	$ 0.06	$ 0.09	$ 0.07	$ 0.01	$ 0.04	$ 0.03
Basic net income per common share			$ 0.33	$ 0.36	$ 0.30	$ 0.27	$ 0.38	$ 0.29	$ 0.24	$ 0.22	$ 1.26	$ 1.13	$ 0.83	$ 0.72	$ 0.61
Diluted net income per common share			$ 0.32	$ 0.36	$ 0.30	$ 0.26	$ 0.38	$ 0.29	$ 0.24	$ 0.22	$ 1.25	$ 1.12	$ 0.83	$ 0.72	$ 0.61
Dividend paid per common share			$ 0.152	$ 0.152	$ 0.140	$ 0.140	$ 0.140	$ 0.132	$ 0.132	$ 0.132	$ 0.584	$ 0.536	$ 0.50	$ 0.47	$ 0.44
Dividend declared per common share			$ 0.152		$ 0.292	$ 0.140		$ 0.272	$ 0.132	$ 0.132	$ 0.584	$ 0.536	$ 0.504
Five for four stock split conversion ratio	1.25	1.25
Percentage Of Stock Split Distribution	25.00%	25.00%
high			$ 25.78	$ 28.12	$ 26.62	$ 25.17	$ 20.75	$ 21.54	$ 20.14	$ 18.20	$ 28.12	$ 21.54
low			$ 22.69	$ 24.01	$ 23.52	$ 20.61	$ 19.32	$ 19.25	$ 17.22	$ 16.85	$ 20.61	$ 16.85